Consolidated Statements of Changes in Convertible Redeemable Preferred Stock, Warrants and Stockholders' Equity - USD ($) $ in Thousands		Total	Stockholders Equity [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Stockholders Equity [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Stockholders Equity [Member]	Research And Development Services [Member] Amended Option Agreement [Member] Stockholders Equity [Member]	Common Stock [Member] Stockholders Equity [Member]		Common Stock [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Stockholders Equity [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] Stockholders Equity [Member]	Common Stock [Member] Research And Development Services [Member] Amended Option Agreement [Member] Stockholders Equity [Member]	Additional Paid-In Capital [Member] Stockholders Equity [Member]	Additional Paid-In Capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Stockholders Equity [Member]	Additional Paid-In Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] Stockholders Equity [Member]	Additional Paid-In Capital [Member] Research And Development Services [Member] Amended Option Agreement [Member] Stockholders Equity [Member]	Accumulated Deficit [Member] Stockholders Equity [Member]	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Stockholders Equity [Member]	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] Stockholders Equity [Member]	Accumulated Other Comprehensive Loss Stockholders Equity [Member]	Series A Convertible Redeemable Preferred Stock [Member]	Series A Convertible Redeemable Preferred Stock [Member] Convertible Preferred Stock [Member]	Series A Convertible Redeemable Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] Convertible Preferred Stock [Member]	Series B Convertible Redeemable Preferred Stock [Member]	Series B Convertible Redeemable Preferred Stock [Member] Convertible Preferred Stock [Member]	Series B Convertible Redeemable Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] Convertible Preferred Stock [Member]	Series B-1 Convertible Redeemable Preferred Stock [Member]	Series B-1 Convertible Redeemable Preferred Stock [Member] Convertible Preferred Stock [Member]	Series B-1 Convertible Redeemable Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] Convertible Preferred Stock [Member]
Temporary Equity at Dec. 31, 2019																					$ 1,925	$ (1,925)		$ 21,111	$ (21,111)		$ 61,867	$ (61,867)
Temporary Equity (in shares) at Dec. 31, 2019	[1]																				2,000,000	(2,000,000)		9,753,798	(9,753,798)		11,166,941	(11,166,941)
Balance at Dec. 31, 2019			$ (20,917)	$ 63,986	$ 84,903		$ 1		$ 3	$ 2		$ 3,263	$ 88,164	$ 84,901		$ (24,181)	$ (24,181)	$ 0
Balance (in shares) at Dec. 31, 2019	[1]						5,098,562		113,434,809	108,336,247
Net loss		$ (15,424)	(15,424)				$ 0					0				(15,424)
Equity instruments issued in consideration for intellectual property and research and development arrangements			2,903									2,903
Equity instruments issued in consideration for intellectual property and research and development arrangements (in shares)	[1]						1,214,317
Vesting of warrant issued to a customer			566									566
Stock Options Exercised			293									293
Stock Options Exercised (in shares)		1,726,471					1,726,471	[1]
Vesting of Restricted Common Stock			170									170
Vesting of Restricted Common Stock (in shares)	[1]						1,771,198
Stock-based compensation			1,209									1,209
Balance at Dec. 31, 2020		$ 53,703	53,703				$ 3					93,305				(39,605)
Balance (in shares) at Dec. 31, 2020	[1]						118,146,795
Temporary Equity at Dec. 31, 2020																				$ 0			$ 0			$ 0
Temporary Equity (in shares) at Dec. 31, 2020																				0			0			0
Net loss		$ (106,186)	(106,186)													(106,186)
Other comprehensive loss			(148)																$ (148)
Equity instruments issued in consideration for intellectual property and research and development arrangements						$ 2,381									$ 2,381
Equity instruments issued in consideration for intellectual property and research and development arrangements (in shares)											385,797
Stock Options Exercised			288									288
Stock Options Exercised (in shares)		3,378,782					1,044,199
Vesting of Restricted Common Stock			1,068									1,068
Vesting of Restricted Common Stock (in shares)							1,259,074
Merger and PIPE transaction, net of transaction costs			526,312				$ 16					526,296
Merger and PIPE transaction, net of transaction costs (in shares)							70,300,768
Stock-based compensation			8,023									8,023
Warrants exercised			105,789									105,789
Warrants exercised (in shares)							4,494,342
Balance at Dec. 31, 2021		$ 591,230	$ 591,230				$ 19					$ 737,150				$ (145,791)			$ (148)
Balance (in shares) at Dec. 31, 2021							195,630,975

[1]	The shares of the Company’s common and convertible redeemable preferred stock and warrants, prior to the Business Combination (as defined in Note 1) have been retroactively restated to reflect the exchange ratio established in the Business Combination. Legacy IonQ’s convertible redeemable preferred stock and warrants previously classified as mezzanine equity were retroactively adjusted, converted into common stock, and reclassified to permanent equity because of the reverse recapitalization as described in Note 1.